Non-Controlling Interests (Details)	Dec. 31, 2025 MYR (RM) RM / shares shares
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Non-Controlling Interests [Line Items]
Issued and paid-up capital | RM	RM 1,000,000
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member] | Top of range [Member]
Non-Controlling Interests [Line Items]
Issued and paid-up capital | RM	RM 1,000,400
Ordinary Shares [Member] | ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Non-Controlling Interests [Line Items]
Number of shares issued | shares	1,000,000
Peference Shares [Member] | Polo Jasa Sdn. Bhd. [Member]
Non-Controlling Interests [Line Items]
Number of shares issued | shares	400,000
Share price | RM / shares	RM 0.001